Trade receivables and accrued revenue (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables and accrued revenue
Summary of Trade Receivables and Accrued Revenue

	31 December	31 December
	2020	2019
Receivables from subscribers	2,263,544	2,090,242
Accounts and notes receivable	766,921	745,442
Undue assigned contracted receivables	435,332	298,291
	3,465,797	3,133,975